Other disclosures - Share-based payment schemes - Long-term share-based incentive programme - Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2022 DKK (kr)	Dec. 31, 2023 DKK (kr) shares numberOfBaseSalary	Dec. 31, 2022 DKK (kr) shares	Dec. 31, 2021 DKK (kr) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)		kr 2,149,000,000	kr 1,539,000,000	kr 1,040,000,000
Amortisation period		3 years
Expected dividend, share options granted	kr 456
Financial target period		3 years
Non-financial target period		1 year
Outstanding at the end of the year (in shares) | shares		18,900,000	21,400,000	19,800,000
CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum share allocation, amount of month's base salary | numberOfBaseSalary		26
Executive Vice President
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum share allocation, amount of month's base salary | numberOfBaseSalary		19.5
Senior Vice President
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum share allocation, amount of month's base salary | numberOfBaseSalary		15.6
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)		kr 304,000,000	kr 250,000,000	kr 234,000,000
Amortisation period		3 years
Award holding period		2 years
Long-term share-based incentive programme (Management Board) | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation	46.00%
Long-term share-based incentive programme (Management Board) | Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation	5400.00%
Long-term share-based incentive programme (Management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)		kr 1,271,000,000	kr 819,000,000	kr 598,000,000